Lines of credit and loan facilities	12 Months Ended
Dec. 31, 2018
Lines of credit and loan facilities
Lines of credit and loan facilities

32.Lines of credit  and loan facilities

As of December 31, 2018, the Group had agreements with commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB60,850,936. The Group was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2018.

As of December 31, 2018, under the lines of credit, the Group had RMB10,000 used for the liquidity loans, RMB17,742,759 reserved for the issuance of bank acceptance, RMB1,229,346 reserved for the bank guarantee and RMB5,331 used for other facilities.

In December 2017, the Group entered into a 5-year US$1,000,000 term and revolving credit facilities agreement with a group of 24 arrangers. The facilities were priced at 115 basis points over LIBOR. The use of proceeds of the facilities was intended for general corporate purposes. As of December 31, 2018, the Group had an undrawn balance of US$550,000 under the credit facilities agreement, with a commitment fee of 0.2% per annum on the undrawn portion, which will be expired one month prior to the final maturity date, which is sixty months after the date of this credit facilities agreement.